Investments Accounted for Using the Equity Method (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Investments Accounted for Using the Equity Method

	December 31
	2022	2023
	NT$	NT$	US$ (Note 4)

Investments in associates	$14,163,995	$19,595,234	$639,949
Investments in joint ventures	515,351	15,377	502

	$14,679,346	$19,610,611	$640,451

Summary of Investments in Associates Accounted for using the Equity Method
a.	Investments in associates

1)	Investments in associates accounted for using the equity method that was not individually material consisted of the following:

		Operating	Carrying Amount as of December 31
Name of Associate	Main Business	Location	2022	2023
			NT$	NT$	US$ (Note 4)

Yann Yuan Investment Co., Ltd. (“Yann Yuan”)	Engaged in investing activities	R.O.C.	$7,494,541	$10,250,888	$334,778
ChipMOS Technologies Inc. (“ChipMOS”)	Engaged in the packaging and testing of semiconductors	R.O.C.	2,748,810	2,786,339	90,997
MACHVISION,INC. (“MACHVISION”)	Engaged in the manufacturing and trading of non-contact optical inspection equipment	R.O.C.	—	2,123,368	69,346
Hung Ching Development & Construction Co. (“HC”)	Engaged in the development, construction and leasing of real estate properties	R.O.C.	1,597,745	2,035,230	66,467
M-Universe Investments Pte. Ltd. (“MU”)	Investment company	Singapore	2,090,663	2,072,314	67,678
Chipletz, Inc. (“CHIPLETZ”)	Fabless substrate design house	U.S.A.	145,640	248,209	8,106
Hung Ching Kwan Co. (“HCK”)	Engaged in the leasing of real estate properties	R.O.C.	244,516	232,446	7,591
Questyle Audio Engineering Co., Ltd. (“QUESTYLE”)	Engaged in the research and development on technology and sales of electronic products, digital products, audio equipment and spare parts, domestic trading; import and export business	China	88,189	72,421	2,365

		Operating	Carrying Amount as of December 31
Name of Associate	Main Business	Location	2022	2023
			NT$	NT$	US$ (Note 4)

Deca Technologies Inc. (“DECA”)	Holding company with group engaged in the development of wafer level packaging	U.S.A.	$54,040	$53,357	$1,743
Goodcare Holdings Inc. (“GOODCARE”)	Holding company, engaged in operation investment, long-term care and home services business	R.O.C.	—	20,811	680

			14,464,144	19,895,383	649,751
	Less: Deferred gain on transfer of land		300,149	300,149	9,802

			$14,163,995	$19,595,234	$639,949

2)	At each balance sheet date, the total percentages of ownership held by the Group were as follows:

	December 31
	2022	2023

Yann Yuan	27.94%	27.94%
ChipMOS	10.85%	10.85%
MACHVISION	—	23.08%
HC	26.22%	26.22%
MU	42.23%	42.23%
CHIPLETZ	20.82%	19.43%
HCK	27.31%	27.31%
QUESTYLE	6.67%	6.67%
DECA	17.85%	17.84%
GOODCARE	—	49.00%

Summary of Fair Values of Investments in Associates with Available Published Price Quotation
8)	Fair values (Level 1) of investments in associates with available published price quotation are summarized as follows:

	December 31
	2022	2023
	NT$	NT$	US$ (Note 4)

ChipMOS	$2,643,498	$3,333,964	$108,882

HC	$1,420,636	$1,904,476	$62,197

Summary of Aggregate Information of Associates that are Not Individually Material
9)	Aggregate information of associates that are not individually material

	For the Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$	US$ (Note 4)

The Group’s share of:
Net income	$872,697	$1,083,538	$1,091,814	$35,657
Other comprehensive income (loss)	3,624,403	(3,082,307)	2,439,733	79,678

Total comprehensive income (loss)	$4,497,100	$(1,998,769)	$3,531,547	$115,335

Summary Of Investments In Joint Ventures Accounted For Using The Equity Method And Summary Of Aggregate Information Of The Joint Venture That Is Not Individually Material
b.	Investments in joint ventures

1)	Investments in joint ventures that was not individually material and accounted for using the equity method consisted of the following:

		Operating Location	Carrying Amount as of December 31
Name of Joint Venture	Main Business		2022	2023
			NT$	NT$	US$ (Note 4)

MUtek Electronics Co., Ltd. (“MUtek”)	Engaged in the production and wholesale of electronic products	R.O.C.	$26,591	$15,377	$502
SUMA-USI Electronics Co., Ltd. (“SUMA-USI”)	Engaged in the design and production of electronic products	China	488,760	—	—

			$515,351	$15,377	$502

2)	At each balance sheet date, the percentages of ownership held by the Group’s subsidiaries were as follows:

	December 31
	2022	2023

MUtek	49.00%	49.00%
SUMA-USI	49.00%	—
In January 2023, UGKS entered into a shares transfer agreement with
Suma

Information Industry Co., Ltd. to transfer its 49.00% ownership of
SUMA-USI
based on its business operation strategy. The transfer price was RMB110,880 thousand. After the completion of shares transfer, the Group no longer held ownership of
SUMA-USI.

3)	Aggregate information of joint ventures that were not individually material

	For the Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$	US$ (Note 4)

The Group’s share of:
Total net income (loss) and comprehensive income (loss)	$27,003	$101,839	$(11,214)	$(366)